CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,470,000
Issued		2,800,000
Exercised	(1,470,000)	(1,330,000)
Warrants Outstanding		1,470,000
Weighted Average Exercise Price Outstanding Per Share	$ 0.01
Issued		$ 0.01
Exercised		0.01
Weighted Average Exercise Price Outstanding Per Share		$ 0.01
Weighted average remaining period, outstanding	0 years	5 years 5 months 15 days	0 years
Pre-funded warrants
Class of Warrant or Right [Line Items]
Exercised	$ 0.01